Customer Contract Related Balances - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Amortization Of Deferred Sales Commissions	kr 610	kr (571)
2026 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	71.00%
2027 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	19.00%
2028 and beyond [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	10.00%